Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses
Accrued Expenses

(5) Accrued Expenses

        Accrued expenses consisted of the following:

	December 31, 2012	June 30, 2013
Royalty tax withholdings	$4,644	$4,976
Non-income taxes	3,567	5,394
Accrued compensation	4,246	3,752
Accrued marketing	588	393
Professional fees	469	355
Other accrued expenses	2,092	1,987

Total accrued expenses	$15,606	$16,857

(4) Accrued Expenses

        Accrued expenses consisted of the following:

	December 31,
	2011	2012
Royalty tax withholdings	$4,126	$4,644
Professional fees	1,332	469
Non-income taxes	1,742	3,567
Accrued compensation	2,391	4,246
Accrued marketing	183	588
Other accrued expenses	1,101	2,092

Total accrued expenses	$10,875	$15,606